Finance Receivables -- New Volume of TDR HFI & HFS Finance Receivables (Details) (10-Q) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016 USD ($) Account	Sep. 30, 2015 USD ($) Account	Sep. 30, 2016 USD ($) Account	Sep. 30, 2015 USD ($) Account	Dec. 31, 2015
Financing Receivable, Modifications [Line Items]
Pre-modification TDR net finance receivables	$ 51	$ 15	$ 162	$ 45
Post-modification TDR net finance receivables:	$ 50	$ 12	$ 159	$ 41
Number of TDR accounts | Account	6,327	1,749	20,134	5,722
Pre-modification TDR net finance receivables - Held for Sale	$ 1	$ 1	$ 3	$ 4
Post-modification TDR net finance receivables - Held for Sale	$ 2	$ 2	$ 4	$ 5
Number of TDR accounts - Held for Sale | Account	39	83	264	127
Contractual Interest Rate Reduction [Member]
Financing Receivable, Modifications [Line Items]
Post-modification TDR net finance receivables:	$ 46	$ 7	$ 148	$ 28
Other Loan Restructuring Modification [Member]
Financing Receivable, Modifications [Line Items]
Post-modification TDR net finance receivables:	4	5	11	13
Spring Castle Portfolio [Member]
Financing Receivable, Modifications [Line Items]
Pre-modification TDR net finance receivables	0	1	1	5
Post-modification TDR net finance receivables:	$ 0	$ 1	$ 1	$ 5
Number of TDR accounts | Account	0	142	157	550
Spring Castle Portfolio [Member] | Contractual Interest Rate Reduction [Member]
Financing Receivable, Modifications [Line Items]
Post-modification TDR net finance receivables:	$ 0	$ 1	$ 1	$ 5
Spring Castle Portfolio [Member] | Other Loan Restructuring Modification [Member]
Financing Receivable, Modifications [Line Items]
Post-modification TDR net finance receivables:	0	0	$ 0	0
Consumer Loan [Member]
Financing Receivable, Modifications [Line Items]
Threshold period past due for write-off of financing receivable			90 days		180 days
Pre-modification TDR net finance receivables	48	8	$ 148	24
Post-modification TDR net finance receivables:	$ 46	$ 6	$ 144	$ 20
Number of TDR accounts | Account	6,241	1,557	19,866	4,900
Pre-modification TDR net finance receivables - Held for Sale	$ 0	$ 0	$ 0	$ 0
Post-modification TDR net finance receivables - Held for Sale	$ 0	$ 0	$ 0	$ 0
Number of TDR accounts - Held for Sale | Account	0	50	174	50
Consumer Loan [Member] | Not qualified for disclosure, due to less than $1 million [Member]
Financing Receivable, Modifications [Line Items]
Pre-modification TDR net finance receivables	$ 0	$ 0	$ 1	$ 0
Post-modification TDR net finance receivables:	0	0	1	1
Consumer Loan [Member] | Contractual Interest Rate Reduction [Member]
Financing Receivable, Modifications [Line Items]
Post-modification TDR net finance receivables:	43	3	136	11
Consumer Loan [Member] | Other Loan Restructuring Modification [Member]
Financing Receivable, Modifications [Line Items]
Post-modification TDR net finance receivables:	3	3	$ 8	9
Real Estate Loan [Member]
Financing Receivable, Modifications [Line Items]
Threshold period past due for write-off of financing receivable			90 days
Pre-modification TDR net finance receivables	3	6	$ 13	16
Post-modification TDR net finance receivables:	$ 4	$ 5	$ 14	$ 16
Number of TDR accounts | Account	86	95	291	272
Pre-modification TDR net finance receivables - Held for Sale	$ 1	$ 1	$ 3	$ 4
Post-modification TDR net finance receivables - Held for Sale	$ 2	$ 2	$ 4	$ 5
Number of TDR accounts - Held for Sale | Account	39	33	90	77
Real Estate Loan [Member] | Contractual Interest Rate Reduction [Member]
Financing Receivable, Modifications [Line Items]
Post-modification TDR net finance receivables:	$ 3	$ 3	$ 11	$ 12
Real Estate Loan [Member] | Other Loan Restructuring Modification [Member]
Financing Receivable, Modifications [Line Items]
Post-modification TDR net finance receivables:	$ 1	$ 2	$ 3	$ 4
Credit Card Receivable [Member]
Financing Receivable, Modifications [Line Items]
Threshold period past due for write-off of financing receivable			180 days